Income tax expense - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expense attributable to profit is made up of:
Current income tax	$ 17,868	$ 25,294	$ 10,711
Deferred income tax	(3,669)	4,801	254
Income tax expense	$ 14,199	$ 30,095	$ 10,965